Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information of the Company
Summary of condensed balance sheets

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	136	3,098	486
Prepayments and other current assets	8,084	—	—
Amount due from related parties	—	531,346	83,380
Total current assets	8,220	534,444	83,866
Non-current assets:
Investments in subsidiaries, the VIE and subsidiaries of the VIE	436,407	466,791	73,250
Total non-current assets	436,407	466,791	73,250
Total assets	444,627	1,001,235	157,116
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries	2,269	1,635	257
Accrued expenses and other liabilities	6,047	9,476	1,487
Total current liabilities	8,316	11,111	1,744
Non-current liabilities	—	7,235	1,135
Total liabilities	8,316	18,346	2,879
Shareholders’ equity
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 259,109,312 shares authorized; 9,109,312 and nil shares issued; 7,993,846 and nil shares outstanding as of December 31, 2020 and December 31, 2021, respectively)	5	—	—
Class A ordinary shares (par value of US$0.0001 per share; nil and 254,269,312 shares authorized; nil and 5,712,857 shares issued; nil and 5,671,762 shares outstanding as of December 31, 2020 and December 31, 2021, respectively)	—	3	1
Class B ordinary shares (par value of US$0.0001 per share; nil and 4,840,000 shares authorized, issued and outstanding as of December 31, 2020 and December 31, 2021, respectively)	—	3	—
Additional paid-in capital	833,855	1,740,919	273,188
Statutory reserves	9,984	10,432	1,637
Accumulated deficit	(408,099)	(764,764)	(120,008)
Accumulated other comprehensive income/(loss)	566	(3,704)	(581)
Total shareholders’ equity	436,311	982,889	154,237
Total liabilities and shareholders’ equity	444,627	1,001,235	157,116

Summary of condensed statements of comprehensive (loss)/income

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
General and administrative expenses	(5)	(169)	(372,283)	(58,419)
Selling and marketing expenses	—	—	(13,561)	(2,128)
Technology and content expenses	—	—	(3,333)	(523)
Total operating expenses	(5)	(169)	(389,177)	(61,070)
Operating loss	(5)	(169)	(389,177)	(61,070)
Other (expenses)/income	—	78	(2,124)	(333)
Share of (losses)/income from subsidiaries, the VIE and subsidiaries of the VIE	103,200	209,750	35,084	5,505
Net (loss)/income attributable to Onion Global Limited	103,195	209,659	(356,217)	(55,898)
Net loss/(income) attributable to non-controlling interests	(361)	(1,657)	3,335	523
Net (loss)/income	102,834	208,002	(352,882)	(55,375)
Other comprehensive income/(loss)
Foreign currency translation adjustment net of tax of nil	(70)	737	(4,221)	(662)
Comprehensive (loss)/income	102,764	208,739	(357,103)	(56,037)

Summary of condensed statements of cash flows

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net cash generated from/(used in) operating activities	39	97	(554,427)	(87,001)
Net cash generated from financing activities	—	—	557,389	87,466
Net increase in cash and cash equivalents	39	97	2,962	465
Cash and cash equivalents at the beginning of year	—	39	136	21
Cash and cash equivalents at the end of year	39	136	3,098	486